Payments, by Government - 12 months ended Jul. 31, 2023 - CAD ($)	Taxes	Fees	Total Payments
Total	$ 432,787	$ 2,671,100	$ 3,103,887
UNITED STATES
Total	274,289	2,407,307	2,681,596
UNITED STATES | Bureau of Land Management [Member]
Total		1,588,856	1,588,856
UNITED STATES | Office of State Lands and Investments [Member]
Total		141,160	141,160
UNITED STATES | Texas Commission on Environmental Quality [Member]
Total		335,220	335,220
UNITED STATES | Johnson County Wyoming [Member]
Total	274,289	2,118	276,407
UNITED STATES | Wyoming Department of Environmental Quality [Member]
Total		339,953	339,953
CANADA
Total	158,498	263,793	422,291
CANADA | Ministry of Finance [Member]
Total	$ 158,498		158,498
CANADA | Ministry of Economy [Member]
Total		$ 263,793	$ 263,793